Apr. 24, 2026
SEI High Yield Bond & Alternative Credit ETF
Investment Objective
Total return.
Fees and Expenses

The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Management Fees[1]	0.65%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1,2]	0.00%
Total Annual Fund Operating Expenses	0.65%

[1] The investment advisory agreement between SEI Exchange Traded Funds (the Trust) and SEI Investments Management Corporation (SIMC), the Fund's adviser (the Investment Advisory Agreement) provides that SIMC will pay all operating expenses of the Fund, except the management fees, interest expenses, dividend and other expenses on securities sold short, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions (including brokerage commissions), acquired fund fees and expenses, fees and expenses of the Board of Trustees, litigation expenses and any extraordinary expenses.

[2] Other expenses have been rounded to 0.00%.

Example.

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1 Year	$66
3 Years	$208
5 Years	$362
10 Years	$810

Portfolio Turnover.

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

During its most recent fiscal year, ended September 30, 2025, the portfolio turnover rate of the High Yield Bond Fund (the "Predecessor Fund"), a series of the SEI Institutional Managed Trust, was 66% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the SEI High Yield Bond & Alternative Credit ETF will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income and, to a lesser extent, alternative credit securities, as those terms are defined below. High yield fixed income securities are debt instruments, rated below investment grade (junk bonds), that pay interest or similar income, and may include corporate bonds and debentures, bank loans (or leveraged loans), convertible and preferred securities, and zero coupon obligations. Alternative credit securities are securities issued in connection with structured finance or other non-traditional credit lending arrangements, rather than traditional corporate or governmental borrowing. They are often issued by trusts or special purpose vehicles (SPVs) that acquire and manage pools of loans or other credit assets and issue multiple classes of securities (tranches) with varying risk and yield profiles. In particular, alternative credit securities include below investment grade tranches of collateralized loan obligations (CLOs), collateralized debt obligations (CDOs), and similar structured credit obligations.

SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser), directly manages a portion of the Fund's assets. With the remaining assets, the Fund uses a multi-manager approach, relying on one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies to manage Fund assets under the general supervision of SIMC. In managing the Fund's assets, the Sub-Advisers and SIMC seek to select securities that offer a high current yield as well as total return potential. The Fund seeks to have a portfolio of securities that is diversified as to issuers and industries. The Fund's average weighted maturity may vary, but will generally not exceed ten years. There is no limit on the maturity or credit quality of any individual security in which the Fund may invest.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in exchange-traded funds (ETFs) to gain market exposure. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans or assignments of all or a portion of the loans from third parties. The Fund may invest in debt and equity tranches of CDOs and CLOs. CLOs issue debt and equity interests and use the proceeds from the issuance to acquire a portfolio of bank loans or debt securities. The underlying loans are generally below investment grade, first lien, senior secured, bank loans, with smaller allocations to other types of investments such as second lien loans, unsecured loans and/or high yield bonds. The loans generate cash flow that is allocated among one or more classes of the CLO's tranches that vary in risk and yield.

The Fund may also invest in futures contracts, options and/or swaps. Derivatives may be used for efficient portfolio and cash management, hedging, or speculative purposes. Futures, options and swaps are used to synthetically obtain exposure to high yield bond indices, securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities, currencies or market segments. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Performance

It is currently contemplated that before the Fund commences operations, the Fund will acquire the assets and liabilities of the Predecessor Fund (the "Reorganization"). The Reorganization is expected to occur on May 18, 2026. As a result of the Reorganization, the Fund will assume the Predecessor Fund's performance and accounting history prior to the date of the Reorganization. Accordingly, the performance shown for periods prior to the Reorganization represents the performance of the Predecessor Fund. The Predecessor Fund's investment objective was identical to the Fund's and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Predecessor Fund was also advised by the Adviser and Sub-Advisers.

The Predecessor Fund's returns in the bar chart and table have not been restated to reflect the Fund's expenses. If the Predecessor Fund's performance information had been adjusted to reflect the Fund's expenses, the performance may have differed for a given period depending on the expenses incurred by the Predecessor Fund for that period.

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing the Predecessor Fund's Class F Shares' performance for the past ten calendar years and by showing how the Predecessor Fund's average annual returns for 1, 5, and 10 years and since the Predecessor Fund's inception, compare with those of a broad measure of market performance. The Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 8.92% (06/30/2020) Worst Quarter: -15.60% (03/31/2020)

Best Quarter: 8.92% (06/30/2020) Worst Quarter: -15.60% (03/31/2020)
Average Annual Total Returns (for the periods ended December 31, 2025)

This table compares the Predecessor Fund's average annual total returns for the period ended December 31, 2025 to those of a broad-based securities market index and an additional index with characteristics relevant to the Predecessor Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Predecessor Fund*	1 Year	5 Years	10 Years	Since Inception (1/11/1995)
Class F — Return Before Taxes	7.54%	5.09%	6.51%	6.72%
Class F — Return After Taxes on Distributions	3.85%	1.22%	3.00%	3.29%
Class F — Return After Taxes on Distributions and Sale of Fund Shares	4.40%	2.14%	3.42%	3.61%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%	4.63%
ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	8.50%	4.50%	6.44%	N/A%†

† The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.